Share-based payments - Details share-based payment arrangements Materialise (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Option Y € / shares $ / shares shares	Dec. 31, 2021
Two Thousand Thirteen Warrant Plan
Share-based payment plans
warrants Or Rights remaining outstanding | €	€ 0
2013 Warrant Plan
Share-based payment plans
Number of shares for each warrant | shares	4
Contractual term	10 years	10 years
vesting% first period	25.00%
vesting% second period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	301,096
vesting% third period	25.00%
Number of warrants granted 2	166,800
Exercise price range 1 | € / shares	€ 7.86
Exercise price range 2 | € / shares	€ 8.54
IPO plan
Share-based payment plans
Number of shares for each warrant | shares	1
Contractual term	10	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	979,898
vesting% third period	25.00%
Number of warrants granted 2	36,151
Number of warrants granted 3	18,180
Exercise price range 2 | € / shares	€ 8.81
Number of shares issued - exercised warrants | shares	865
Number of warrants exercised	865
Share price at exercise date | $ / shares	€ 8.57
2015 Warrant Plan
Share-based payment plans
Number of shares for each warrant | shares	1
vesting% first period	10.00%
vesting% second period	20.00%
vesting% fourth period	40.00%
Number of warrants granted 1	350,000
vesting% third period	30.00%
Number of warrants granted 2	2,000
Exercise price range 1 | € / shares	€ 6.45
Exercise price range 2 | € / shares	€ 10.08
Maximum number of warrants | shares	1,400,000
Number of shares issued - exercised warrants | shares	2,800
Weighted average share price at exercise date | $ / shares	€ 8.57
Number of warrants exercised	2,800
SAR
Share-based payment plans
Contractual term	10 years
vesting% first period	25.00%
vesting% second period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	215,688
vesting% third period	25.00%
Exercise price range 1 | € / shares	€ 8.81